CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 9,073,954	$ 7,919,408	$ 5,124,973
Changes in operating assets and liabilities:
Other receivables	642,904	28,615	73,345
Other payables and accrued liabilities	3,215,946	161,038	(39,412)
Net cash used in operating activities	12,309,246	(414,604)	6,989,680
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	2,218,838	44,905	53,737
Net cash used in investing activities	(19,111,780)	10,801,986	(15,814,920)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of issuance costs	7,417,077
Underwriter’s partial exercise of over-allotment option, net of issuance costs	524,944
Other payables - related party	(40,634)	31,721	26,192
Net cash used in investing activities	10,596,581	(426,221)	10,167,330
EFFECT OF EXCHANGE RATE ON CASH	(144,969)	(501,935)	72,267
NET CHANGES IN CASH AND CASH EQUIVALENTS	3,649,078	9,459,226	1,414,357
Cash and cash equivalents, beginning of year	11,829,509	2,370,283	955,926
Cash and cash equivalents, end of year	15,478,587	11,829,509	2,370,283
Supplemental cash flow information:
Cash and cash equivalents	11,829,509	2,370,283
Restricted cash	5,000,000
Parent Company
Net income	9,073,954	7,919,408	5,124,973
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(10,747,395)	(7,919,408)	(5,124,973)
Changes in operating assets and liabilities:
Other receivables	(600,000)
Other payables and accrued liabilities	1,570,183
Net cash used in operating activities	(703,258)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(2,162,449)
Net cash used in investing activities	(2,162,449)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of issuance costs	7,417,077
Underwriter’s partial exercise of over-allotment option, net of issuance costs	524,944
Other payables - related party	269
Net cash used in investing activities	7,942,290
EFFECT OF EXCHANGE RATE ON CASH
NET CHANGES IN CASH AND CASH EQUIVALENTS	5,076,583
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year	5,076,583
Supplemental cash flow information:
Cash and cash equivalents
Restricted cash	5,000,000
Cash and cash equivalents, end of year	$ 5,076,583